Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the LNL Agents’ 401(k) Savings Plan (the “Plan”) is a summary only; a detailed Plan document can be obtained from Lincoln National Corporation (“LNC”) Human Resources. The Plan is administered by the LNC Benefits Committee (the “Plan Administrator”) in accordance with the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan may be amended periodically in order to comply with changes in applicable laws and to make changes in Plan administration.

Eligibility
The Plan is a contributory, defined contribution plan that covers eligible full-time agents of The Lincoln National Life Insurance Company (“LNL” or the “Plan Sponsor”) and Lincoln Life & Annuity Company of New York.

Contributions
Participants are permitted to make pre-tax contributions or elect to reduce their eligible compensation, as defined by the Plan, to make Roth 401(k) contributions at a combined rate of at least 1% but not more than 50% of eligible earnings, up to a maximum annual amount as determined under applicable law. Roth 401(k) contributions are includable in the participant’s gross income at the time of deferral and must be irrevocably designated as Roth 401(k) contributions. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions, as determined by the Internal Revenue Service (“IRS”) and ERISA. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (“rollover”).

Effective January 1, 2025, the Plan was amended to transition to Safe Harbor status, and, accordingly, effective as of the same date the Plan Sponsor matching contribution for eligible participants is equal to 100% of each participant’s contributions, not to exceed 6% of eligible earnings. Plan Sponsor matching contributions also include catch-up contributions made by participants who have attained age 50 before the end of the Plan year. Each payroll period, the Plan Sponsor makes a non-elective contribution equal to any difference between (i) the matching contribution the Plan Sponsor would have made if a participant’s eligible earnings (net of other applicable deductions) were sufficient to make the full amount of the pre-tax and/or Roth 401(k) contributions elected by the participant for that payroll period and (ii) the actual matching contribution made by the Plan Sponsor to the participant’s Plan account based on the participant’s pre-tax and/or Roth 401(k) contributions made to the Plan for that payroll period.

In addition, the Plan Sponsor makes a true-up contribution on behalf of any participant whose aggregate matching contributions and, if applicable, non-elective contributions made by the Plan Sponsor during the Plan year are less than 100% of that participant’s pre-tax and/or Roth 401(k) contributions for the Plan year not in excess of 6% of such participant’s eligible earnings for that Plan year (the “target amount”). The amount of the true-up contribution made by the Plan Sponsor is an amount which, when added to the matching and non-elective contributions made by the Plan Sponsor to the participant’s Plan account for the Plan year, will equal the target amount.

An annual “Core” contribution equal to 2% of eligible earnings was contributed by the Plan Sponsor to each eligible agent account for Plan year 2025. Beginning with Plan year 2026, the Core contribution amount will increase to 4% of eligible earnings. The Plan Sponsor Core contribution is applied to eligible earnings on an annual basis, regardless of whether the agent elects to defer earnings into the Plan. Participants receive the Plan Sponsor Core contribution the following year based on prior year eligible earnings. In order to be eligible for the Core contribution, participants must be actively employed as of the last day of the last pay period of the Plan year. In the event of termination due to death, disability, retirement or transfer to full-time employee status, the Core contribution will be based on eligible earnings up to the termination date.

Investment Options
Participants direct the investment of their contributions into various investment options offered by the Plan. Plan Sponsor contributions are invested in the same manner as participant elective contributions. The Plan currently offers various mutual funds, collective investment trusts, a guaranteed investment contract issued by LNL, and LNC common stock as investment options for participants. In addition, participants have the option of utilizing a self-directed brokerage account (“brokerage account”), through which participants are able to invest in a variety of securities including mutual funds, common stock or cash and invested cash.

Participant Accounts
Separate accounts are maintained for each participant. Each participant’s account balance is credited with the participant’s contributions and any rollovers, the Plan Sponsor contributions, and an allocation of the Plan’s investment income or losses based upon the participant’s election of investment options.
Vesting
Participants’ contributions and earnings thereon are fully vested at all times. Prior to January 1, 2025, Plan Sponsor contributions other than Core contributions vested based upon years of service as defined in the Plan document as follows:

Years of Service	Percent Vested
<2	0%
2	50%
3 or more	100%
Subsequent to January 1, 2025, Plan Sponsor matching contributions and earnings thereon are fully vested at all times.

For Plan Sponsor contributions other than Core contributions made prior to January 1, 2025, regardless of years of service, a participant’s unvested interest in such contributions shall become fully vested if the participant’s service terminates due to death, disability, involuntary termination other than for cause or on or after attainment of normal retirement age (60 and five years of service).

Participants eligible for the Plan Sponsor Core contributions are fully vested in such contributions after two years of service. Regardless of years of service, a participant’s unvested interest in Core contributions shall become fully vested if the participant’s service terminates due to death, disability, involuntary termination other than for cause, or on or after attainment of normal retirement age.

Forfeitures
Upon a participant’s termination, the unvested portion of the participant’s account is forfeited. Forfeited non-vested amounts may be used to reduce future Plan Sponsor contributions or pay administrative expenses of the Plan. During the year ended December 31, 2025, forfeitures of $8,006 were used to pay administrative expenses of the Plan. As of December 31, 2025 and 2024, unallocated forfeitures were $866 and $4,515, respectively.

Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $500 up to a maximum equal to the lesser of 50% of the participant’s vested account value or $50,000, reduced by the highest outstanding loan balance in the previous 12-month period. An origination fee of $50 is deducted from the loan amount when participants take out a loan from their account. Loan terms range from 2 months to 5 years or up to 20 years for the purchase of a principal residence. Principal and interest are paid ratably through payroll deductions. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Participants may have two notes outstanding at any given time. Participant loans bear interest at a rate commensurate with prevailing rates for loans of a similar type as determined by the Plan Administrator. Interest rates on outstanding participant loans ranged from 4.25% to 9.50% with maturities through 2043 as of December 31, 2025.

Benefit Payments
Upon termination, a participant may elect to receive a lump-sum amount equal to the participant’s vested interest in his or her account balance, an installment option if certain criteria are met, or a systematic withdrawal option in the form of a series of periodic payments; in case of death, the participant’s beneficiary makes that election. Participant accounts with vested balances of less than $1,000 as of any valuation date are distributed as a lump sum under the terms of the Plan, without the participant’s consent, unless the participant has made a timely rollover election to an Individual Retirement Account or other qualified arrangement.

The Plan allows for in-service withdrawals. The Plan also allows for hardship withdrawals from a participant’s pre-tax contributions and Roth 401(k) contributions.

Plan Termination
Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, all non-vested participant account balances would become fully vested.